Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.3%)
Communication Services (11.8%)
*	Alphabet Inc. Class C	120,488	301,981
*	Facebook Inc. Class A	855,539	297,479
*	Alphabet Inc. Class A	120,226	293,567
*	Walt Disney Co.	511,470	89,901
	Verizon Communications Inc.	1,551,985	86,958
	AT&T Inc.	2,570,776	73,987
*	Netflix Inc.	139,983	73,940
	Activision Blizzard Inc.	661,250	63,110
	Comcast Corp. Class A	1,105,446	63,033
	Lumen Technologies Inc.	2,019,575	27,446
	Electronic Arts Inc.	176,015	25,316
*	Take-Two Interactive Software Inc.	131,018	23,193
	News Corp. Class A	728,684	18,778
	Omnicom Group Inc.	193,209	15,455
*	DISH Network Corp. Class A	343,630	14,364
*	Charter Communications Inc. Class A	16,100	11,615
*,1	Discovery Inc. Class A	351,533	10,785
	Fox Corp. Class A	249,326	9,257
*	Snap Inc. Class A	130,300	8,879
	Interpublic Group of Cos. Inc.	251,103	8,158
	News Corp. Class B	329,438	8,022
	Fox Corp. Class B	111,108	3,911
*	Twitter Inc.	49,352	3,396
*	Yelp Inc. Class A	81,300	3,249
*	Discovery Inc. Class C	63,018	1,826
*	Pinterest Inc. Class A	19,400	1,532
*,1	Gogo Inc.	105,200	1,197
	ViacomCBS Inc. Class B	20,643	933
*	Liberty Media Corp.- Liberty SiriusXM Class C	12,400	575
*	AMC Networks Inc. Class A	5,021	335
*	Liberty Media Corp.- Liberty SiriusXM Class A	4,900	228
*	TripAdvisor Inc.	5,300	214
*	Cinemark Holdings Inc.	8,600	189
*	Iridium Communications Inc.	4,700	188
*	Anterix Inc.	2,000	120
	TEGNA Inc.	4,900	92
*	Hemisphere Media Group Inc. Class A	3,488	41
*	Cars.com Inc.	1,997	29
	Entravision Communications Corp. Class A	3,900	26
*	Vimeo Inc.	534	26
*	Sciplay Corp. Class A	300	5
	Scholastic Corp.	100	4

		Shares	Market Value ($000)
*	U.S. Cellular Corp.	99	4
*	Consolidated Communications Holdings Inc.	300	3
*	T-Mobile US Inc.	20	3
*	Angi Inc. Class A	200	3
*	Travelzoo	200	3
*	Yandex NV Class A	47	3
*	DHI Group Inc.	602	2
*	Lions Gate Entertainment Corp. Class B	100	2
	National CineMedia Inc.	300	2
	Sinclair Broadcast Group Inc. Class A	50	2
*	TrueCar Inc.	300	2
	Manchester United plc Class A	100	2
*	Clear Channel Outdoor Holdings Inc.	300	1
*	IDT Corp. Class B	38	1
*	MDC Partners Inc. Class A	200	1
*	ORBCOMM Inc.	100	1
	Spok Holdings Inc.	112	1
*	Zynga Inc. Class A	100	1
*	Gannett Co. Inc.	208	1
*	Magnite Inc.	26	1
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
*	Eros International plc	200	—
*	Emerald Holding Inc.	11	—
*	Liberty Latin America Ltd. Class A	29	—
			1,543,379
Consumer Discretionary (12.8%)
*	Amazon.com Inc.	134,866	463,961
*	Tesla Inc.	285,596	194,120
	Home Depot Inc.	367,881	117,314
	Lowe's Cos. Inc.	488,646	94,783
	Target Corp.	263,437	63,683
	McDonald's Corp.	246,010	56,826
*	Ford Motor Co.	3,288,750	48,871
	PulteGroup Inc.	839,739	45,825
	L Brands Inc.	594,147	42,814
	Yum! Brands Inc.	340,723	39,193
	Best Buy Co. Inc.	233,909	26,895
	NIKE Inc. Class B	172,830	26,701
	TJX Cos. Inc.	341,773	23,042
	H&R Block Inc.	944,621	22,180
*	Etsy Inc.	103,159	21,234
*	Booking Holdings Inc.	8,634	18,892
*	Dollar Tree Inc.	186,038	18,511
*	Tapestry Inc.	419,787	18,252
	Darden Restaurants Inc.	112,615	16,441
*	AutoZone Inc.	10,846	16,185
	Newell Brands Inc.	570,613	15,675
	DR Horton Inc.	171,742	15,520
	Dollar General Corp.	65,880	14,256
*	PVH Corp.	124,767	13,424
*	O'Reilly Automotive Inc.	22,526	12,754
	Starbucks Corp.	110,854	12,395
*	LKQ Corp.	239,590	11,793
	Pool Corp.	24,530	11,251
	Advance Auto Parts Inc.	51,390	10,542
	Whirlpool Corp.	47,002	10,247
*	NVR Inc.	2,022	10,056

		Shares	Market Value ($000)
	eBay Inc.	134,142	9,418
	Garmin Ltd.	64,600	9,344
	Lennar Corp. Class A	84,086	8,354
*	Carnival Corp.	294,680	7,768
*	Ulta Beauty Inc.	22,380	7,738
*	Under Armour Inc. Class A	350,295	7,409
*	Las Vegas Sands Corp.	135,300	7,129
*	Mohawk Industries Inc.	29,950	5,756
*	Wynn Resorts Ltd.	46,740	5,716
*	Norwegian Cruise Line Holdings Ltd.	189,040	5,560
*	Farfetch Ltd. Class A	91,700	4,618
	Ross Stores Inc.	36,262	4,496
*	Royal Caribbean Cruises Ltd.	51,544	4,396
*	Caesars Entertainment Inc.	41,567	4,313
*	Signet Jewelers Ltd.	50,700	4,096
*	Penn National Gaming Inc.	51,190	3,916
*	Marriott International Inc. Class A	25,637	3,500
*	Stamps.com Inc.	17,000	3,405
	Domino's Pizza Inc.	7,200	3,359
	Gentex Corp.	101,333	3,353
	Harley-Davidson Inc.	72,700	3,331
*	General Motors Co.	55,978	3,312
*	Expedia Group Inc.	18,186	2,977
	Polaris Inc.	21,631	2,963
*	GoPro Inc. Class A	239,100	2,786
	Genuine Parts Co.	21,300	2,694
	Gap Inc.	77,500	2,608
*	RH	3,679	2,498
	Leggett & Platt Inc.	46,700	2,420
	Travel + Leisure Co.	37,800	2,247
	Hasbro Inc.	22,530	2,130
	Kohl's Corp.	38,300	2,111
*	Chipotle Mexican Grill Inc. Class A	850	1,318
*	Wayfair Inc. Class A	3,200	1,010
*	Goodyear Tire & Rubber Co.	56,600	971
*	Sleep Number Corp.	8,800	968
	Qurate Retail Inc. Series A	67,300	881
	Service Corp. International	16,000	857
	Camping World Holdings Inc. Class A	14,400	590
*	Under Armour Inc. Class C	29,900	555
	Jack in the Box Inc.	4,700	524
	Kontoor Brands Inc.	9,000	508
*	Sonos Inc.	14,300	504
*	Groupon Inc. Class A	10,800	466
	MGM Resorts International	9,820	419
	Group 1 Automotive Inc.	2,500	386
*	Hibbett Inc.	4,300	385
*	Adient plc	6,200	280
	Sonic Automotive Inc. Class A	6,100	273
	Papa John's International Inc.	2,601	272
*	YETI Holdings Inc.	2,900	266
*	Peloton Interactive Inc. Class A	2,100	260
*	Bloomin' Brands Inc.	9,500	258
*	Tupperware Brands Corp.	10,700	254
*	Fossil Group Inc.	17,400	248
*	Deckers Outdoor Corp.	600	230
*	Abercrombie & Fitch Co. Class A	4,500	209
	Strategic Education Inc.	2,708	206

		Shares	Market Value ($000)
*	Perdoceo Education Corp.	16,200	199
*	Lumber Liquidators Holdings Inc.	8,600	181
*	Accel Entertainment Inc. Class A	14,007	166
*	Just Eat Takeaway.com NV ADR	8,929	163
	Carter's Inc.	1,403	145
	Churchill Downs Inc.	700	139
	Hanesbrands Inc.	7,200	134
*	Vista Outdoor Inc.	2,800	130
*	Citi Trends Inc.	1,200	104
*	Lindblad Expeditions Holdings Inc.	6,500	104
	Wendy's Co.	4,000	94
*	OneSpaWorld Holdings Ltd.	8,500	82
*	Tenneco Inc. Class A	4,100	79
*	American Axle & Manufacturing Holdings Inc.	7,300	76
*	Red Rock Resorts Inc. Class A	1,700	72
*	Sally Beauty Holdings Inc.	3,200	71
*	frontdoor Inc.	1,400	70
*	Carvana Co. Class A	200	60
*	TopBuild Corp.	300	59
*	Modine Manufacturing Co.	3,500	58
*	Marriott Vacations Worldwide Corp.	300	48
	Hamilton Beach Brands Holding Co. Class A	1,657	37
*	Overstock.com Inc.	400	37
*	Superior Industries International Inc.	3,803	33
*	Conn's Inc.	1,123	29
	Toll Brothers Inc.	500	29
*	Universal Electronics Inc.	600	29
*	G-III Apparel Group Ltd.	800	26
*	Arcos Dorados Holdings Inc. Class A	4,434	26
	Acushnet Holdings Corp.	500	25
*	Select Interior Concepts Inc. Class A	2,700	25
	Graham Holdings Co. Class B	28	18
*	American Public Education Inc.	400	11
	Shutterstock Inc.	100	10
	Movado Group Inc.	300	9
*	Cavco Industries Inc.	38	8
*	Blue Apron Holdings Inc. Class A	1,300	6
	Core-Mark Holding Co. Inc.	100	5
*	iRobot Corp.	57	5
*	International Game Technology plc	193	5
*	Hilton Worldwide Holdings Inc.	35	4
*	ContextLogic Inc. Class A	300	4
*	Biglari Holdings Inc. Class B	20	3
*	Designer Brands Inc. Class A	196	3
	PetMed Express Inc.	100	3
	Smith & Wesson Brands Inc.	100	3
*	Vizio Holding Corp. Class A	97	3
*	Barnes & Noble Education Inc.	278	2
	Cato Corp. Class A	127	2
*	El Pollo Loco Holdings Inc.	93	2
*	Urban Outfitters Inc.	39	2
	Winnebago Industries Inc.	30	2
	Bassett Furniture Industries Inc.	71	2
*	American Outdoor Brands Inc.	47	2
*	Veoneer Inc.	98	2
*	Adtalem Global Education Inc.	39	1
*	Carrols Restaurant Group Inc.	229	1
	Clarus Corp.	31	1

		Shares	Market Value ($000)
*	Container Store Group Inc.	100	1
*	Express Inc.	200	1
*	Laureate Education Inc. Class A	100	1
*	Mattel Inc.	44	1
*	Noodles & Co. Class A	100	1
*	Party City Holdco Inc.	100	1
*	Quotient Technology Inc.	100	1
*	Revolve Group Inc.	13	1
*	Target Hospitality Corp.	388	1
*	Vera Bradley Inc.	100	1
*	Bluegreen Vacations Holding Class A	60	1
*	J Jill Inc.	40	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
*	JAKKS Pacific Inc.	100	1
	Big 5 Sporting Goods Corp.	16	—
	Guess? Inc.	3	—
*	Visteon Corp.	4	—
	Magna International Inc.	5	—
*	ODP Corp.	10	—
*	Kandi Technologies Group Inc.	34	—
			1,675,119
Consumer Staples (5.9%)
	Walmart Inc.	716,001	100,970
	Procter & Gamble Co.	717,407	96,800
	Coca-Cola Co.	1,759,849	95,225
	Costco Wholesale Corp.	203,592	80,555
	Altria Group Inc.	1,608,410	76,689
	Philip Morris International Inc.	496,335	49,192
	Colgate-Palmolive Co.	456,077	37,102
	PepsiCo Inc.	242,352	35,909
	General Mills Inc.	580,922	35,396
	Estee Lauder Cos. Inc. Class A	103,449	32,905
	Tyson Foods Inc. Class A	350,425	25,847
	Hershey Co.	92,402	16,095
	Campbell Soup Co.	276,714	12,615
	Sysco Corp.	144,150	11,208
*	Monster Beverage Corp.	119,107	10,880
	Constellation Brands Inc. Class A	44,724	10,461
	Lamb Weston Holdings Inc.	93,830	7,568
	Kraft Heinz Co.	169,100	6,896
	Kroger Co.	161,385	6,183
	Kellogg Co.	88,230	5,676
	Mondelez International Inc. Class A	71,066	4,437
*	Molson Coors Beverage Co. Class B	72,400	3,887
	Archer-Daniels-Midland Co.	53,803	3,260
	Walgreens Boots Alliance Inc.	43,570	2,292
	J M Smucker Co.	10,700	1,386
	Conagra Brands Inc.	36,330	1,322
	Clorox Co.	5,529	995
	Brown-Forman Corp. Class B	12,700	952
*	Performance Food Group Co.	10,100	490
*	Nomad Foods Ltd.	14,300	404
	McCormick & Co. Inc.	3,300	291
*	USANA Health Sciences Inc.	1,850	190
	Flowers Foods Inc.	5,723	139
	Albertsons Cos. Inc. Class A	5,800	114
*	Sprouts Farmers Market Inc.	3,500	87

		Shares	Market Value ($000)
	Nature's Sunshine Products Inc.	824	14
*	Adecoagro SA	600	6
	Seaboard Corp.	1	4
*	Hostess Brands Inc. Class A	171	3
	PriceSmart Inc.	28	3
*	Simply Good Foods Co.	79	3
	Hormel Foods Corp.	36	2
*	United Natural Foods Inc.	43	2
*	Herbalife Nutrition Ltd.	45	2
*	Coty Inc. Class A	100	1
	Natural Grocers by Vitamin Cottage Inc.	100	1
	Vector Group Ltd.	100	1
	Cal-Maine Foods Inc.	9	—
			774,460
Energy (2.3%)
	Exxon Mobil Corp.	1,501,979	94,745
	Schlumberger NV	1,456,232	46,614
	Kinder Morgan Inc.	1,977,747	36,054
	Halliburton Co.	1,294,879	29,938
	Chevron Corp.	204,293	21,398
	APA Corp.	675,263	14,606
	EOG Resources Inc.	120,106	10,022
	Baker Hughes Co. Class A	429,350	9,819
	Valero Energy Corp.	119,430	9,325
	Marathon Petroleum Corp.	104,650	6,323
*	NOV Inc.	201,728	3,090
	Hess Corp.	31,230	2,727
	Diamondback Energy Inc.	28,575	2,683
	Pioneer Natural Resources Co.	13,878	2,255
	Ovintiv Inc.	55,400	1,743
	HollyFrontier Corp.	48,500	1,596
	Marathon Oil Corp.	87,500	1,192
	ONEOK Inc.	17,720	986
	Devon Energy Corp.	28,779	840
	Targa Resources Corp.	18,200	809
*	Green Plains Inc.	22,400	753
	Cabot Oil & Gas Corp.	37,900	662
	Equitrans Midstream Corp.	26,100	222
	World Fuel Services Corp.	5,561	176
*	CNX Resources Corp.	12,006	164
*	Range Resources Corp.	7,900	132
	Geopark Ltd.	10,364	131
*	Denbury Inc.	1,500	115
*	Talos Energy Inc.	5,700	89
	Cameco Corp.	3,700	71
	Delek U.S. Holdings Inc.	3,200	69
*	Tellurian Inc.	14,200	66
	Continental Resources Inc.	1,700	65
*	Arch Resources Inc.	800	46
*	Exterran Corp.	9,300	44
	Cimarex Energy Co.	600	43
*	Southwestern Energy Co.	3,700	21
*	Transocean Ltd.	4,600	21
	Oasis Petroleum Inc.	200	20
*	Renewable Energy Group Inc.	300	19
*	California Resources Corp.	300	9
*	Alto Ingredients Inc.	1,400	9
	NACCO Industries Inc. Class A	311	8

		Shares	Market Value ($000)
	Occidental Petroleum Corp.	83	3
	Phillips 66	32	3
	Brigham Minerals Inc. Class A	95	2
*	CONSOL Energy Inc.	100	2
	Evolution Petroleum Corp.	400	2
	Murphy Oil Corp.	100	2
*	PBF Energy Inc. Class A	100	2
*	Par Pacific Holdings Inc.	108	2
*	Peabody Energy Corp.	200	2
*	SandRidge Energy Inc.	371	2
	SFL Corp. Ltd.	200	2
*	Diamond S Shipping Inc.	196	2
	Archrock Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	1
*	Energy Fuels Inc.	100	1
*	Helix Energy Solutions Group Inc.	146	1
*	Natural Gas Services Group Inc.	100	1
*	Newpark Resources Inc.	137	1
*	Overseas Shipholding Group Inc. Class A	400	1
	Patterson-UTI Energy Inc.	100	1
*	ProPetro Holding Corp.	100	1
*	RPC Inc.	100	1
	SM Energy Co.	20	1
	Solaris Oilfield Infrastructure Inc. Class A	143	1
	Frontline Ltd.	100	1
*	Dorian LPG Ltd.	100	1
*	Plains GP Holdings LP Class A	100	1
	Cenovus Energy Inc.	100	1
*	Golar LNG Ltd.	100	1
	Northern Oil and Gas Inc.	40	1
*	FTS International Inc. Class A	23	1
*	Navigator Holdings Ltd.	100	1
	Helmerich & Payne Inc.	4	—
*	SilverBow Resources Inc.	3	—
	Nordic American Tankers Ltd.	100	—
*	Frank's International NV	100	—
*	Kosmos Energy Ltd.	100	—
*	NexTier Oilfield Solutions Inc.	95	—
*	Independence Contract Drilling Inc.	100	—
*	FTS International Inc. Warrants Exp. 11/19/23	28	—
*	FTS International Inc. Warrants Exp. 11/19/23 (XASE)	70	—
			299,766
Financials (10.4%)
*	Berkshire Hathaway Inc. Class B	728,206	202,383
	JPMorgan Chase & Co.	857,684	133,404
	Bank of America Corp.	2,593,191	106,917
	Wells Fargo & Co.	1,417,945	64,219
	Goldman Sachs Group Inc.	164,251	62,338
	Citigroup Inc.	795,349	56,271
	Synchrony Financial	1,059,894	51,426
	Capital One Financial Corp.	320,379	49,559
	U.S. Bancorp	760,465	43,324
	Everest Re Group Ltd.	162,162	40,866
	Intercontinental Exchange Inc.	278,400	33,046
	Allstate Corp.	246,738	32,185
	Progressive Corp.	298,862	29,351
	Discover Financial Services	245,568	29,048
	Cboe Global Markets Inc.	228,167	27,163

		Shares	Market Value ($000)
	Regions Financial Corp.	1,099,690	22,192
	Truist Financial Corp.	389,834	21,636
	Aflac Inc.	383,817	20,596
	Comerica Inc.	280,672	20,023
	Bank of New York Mellon Corp.	367,000	18,801
	M&T Bank Corp.	121,402	17,641
	S&P Global Inc.	42,420	17,411
	Unum Group	539,320	15,317
	Hartford Financial Services Group Inc.	238,500	14,780
	Marsh & McLennan Cos. Inc.	102,390	14,404
	W R Berkley Corp.	183,720	13,674
	Fifth Third Bancorp	346,124	13,232
	Morgan Stanley	133,541	12,244
	Huntington Bancshares Inc.	750,940	10,716
	BlackRock Inc.	10,752	9,408
	American Express Co.	49,988	8,260
	KeyCorp.	387,840	8,009
	Moody's Corp.	21,461	7,777
	Affiliated Managers Group Inc.	50,110	7,727
	PNC Financial Services Group Inc.	40,100	7,649
	Zions Bancorp NA	126,824	6,704
	Prudential Financial Inc.	60,583	6,208
	Invesco Ltd.	230,660	6,166
	Raymond James Financial Inc.	47,432	6,161
	T Rowe Price Group Inc.	31,100	6,157
	Citizens Financial Group Inc.	133,730	6,134
	Aon plc Class A (XNYS)	25,490	6,086
	Ally Financial Inc.	111,210	5,543
	Cincinnati Financial Corp.	47,023	5,484
	First Republic Bank	27,416	5,131
	First American Financial Corp.	74,600	4,651
	Globe Life Inc.	47,400	4,515
	Lincoln National Corp.	49,890	3,135
	Interactive Brokers Group Inc. Class A	41,200	2,708
	MetLife Inc.	44,000	2,633
	KKR & Co. Inc.	42,400	2,512
	Principal Financial Group Inc.	39,000	2,464
	Equitable Holdings Inc.	76,500	2,329
	Chubb Ltd.	13,348	2,122
	Jefferies Financial Group Inc.	52,300	1,789
	UBS Group AG (Registered)	108,400	1,663
	Popular Inc.	20,000	1,501
	Navient Corp.	77,200	1,492
	OneMain Holdings Inc.	23,400	1,402
	PROG Holdings Inc.	27,100	1,304
	Owl Rock Capital Corp.	90,900	1,297
	Janus Henderson Group plc	31,900	1,238
	FS KKR Capital Corp.	51,200	1,101
	Golub Capital BDC Inc.	56,726	875
	Sixth Street Specialty Lending Inc.	37,700	837
*	Genworth Financial Inc. Class A	198,500	774
	Bank of NT Butterfield & Son Ltd.	19,900	705
*	Green Dot Corp. Class A	15,000	703
[1]	Prospect Capital Corp.	82,500	692
*	Encore Capital Group Inc.	10,600	502
	Banner Corp.	8,599	466
	Radian Group Inc.	20,000	445
	Old Republic International Corp.	16,900	421

		Shares	Market Value ($000)
*	Cannae Holdings Inc.	12,200	414
	Central Pacific Financial Corp.	15,292	399
	Washington Federal Inc.	11,900	378
	American Financial Group Inc.	3,000	374
	Flagstar Bancorp Inc.	7,700	326
	B Riley Financial Inc.	4,300	325
	Solar Capital Ltd.	16,844	314
	SLM Corp.	13,800	289
	Apollo Investment Corp.	20,919	286
*	Blucora Inc.	15,656	271
	Federated Hermes Inc.	7,400	251
	Evercore Inc. Class A	1,700	239
	James River Group Holdings Ltd.	6,200	233
*	World Acceptance Corp.	1,426	229
*	Brighthouse Financial Inc.	4,600	210
	BGC Partners Inc. Class A	36,100	205
*	Mr Cooper Group Inc.	5,500	182
	Great Western Bancorp Inc.	5,505	181
*	SiriusPoint Ltd.	17,100	172
	International Bancshares Corp.	3,800	163
	Cowen Inc. Class A	3,750	154
	Peapack-Gladstone Financial Corp.	4,830	150
*	Donnelley Financial Solutions Inc.	4,500	149
	TPG RE Finance Trust Inc.	11,000	148
	Hanmi Financial Corp.	7,731	147
	United Community Banks Inc.	4,600	147
	TCG BDC Inc.	10,842	143
	BlackRock TCP Capital Corp.	10,200	141
	Patria Investments Ltd. Class A	7,400	130
	Kemper Corp.	1,751	129
*	Markel Corp.	108	128
*	Enova International Inc.	3,700	127
	Main Street Capital Corp.	3,100	127
	First Hawaiian Inc.	4,400	125
*	Ocwen Financial Corp.	3,901	121
*	LendingClub Corp.	6,600	120
	Virtu Financial Inc. Class A	4,300	119
	Universal Insurance Holdings Inc.	8,355	116
*	Arch Capital Group Ltd.	2,800	109
	HomeTrust Bancshares Inc.	3,320	93
	Westamerica BanCorp.	1,600	93
	PacWest Bancorp	2,200	91
	AMERISAFE Inc.	1,470	88
	New Mountain Finance Corp.	6,500	86
	Horizon Bancorp Inc.	4,820	84
	Stifel Financial Corp.	1,300	84
	Kearny Financial Corp.	6,905	83
	Great Southern Bancorp Inc.	1,500	81
	First Bancorp. (XNYS)	6,653	79
	Reinsurance Group of America Inc.	694	79
	CVB Financial Corp.	3,800	78
	State Auto Financial Corp.	4,352	75
	First Financial Bancorp	3,100	73
	Washington Trust Bancorp Inc.	1,327	68
	CBTX Inc.	2,220	61
*	TriState Capital Holdings Inc.	2,700	55
	TriCo Bancshares	1,240	53
*	Assetmark Financial Holdings Inc.	1,906	48

		Shares	Market Value ($000)
*	Credicorp Ltd.	400	48
	Barings BDC Inc.	4,500	48
	HomeStreet Inc.	1,100	45
	American Equity Investment Life Holding Co.	1,360	44
	Community Trust Bancorp Inc.	1,100	44
	PCSB Financial Corp.	2,414	44
	TriplePoint Venture Growth BDC Corp.	2,900	44
	Independent Bank Corp.	1,900	41
	Berkshire Hills Bancorp Inc.	1,300	36
	Cohen & Steers Inc.	426	35
	Sierra Bancorp	1,290	33
	First Midwest Bancorp Inc.	1,600	32
	Park National Corp.	270	32
	Heritage Commerce Corp.	2,800	31
	Meridian Bancorp Inc.	1,500	31
	Old National Bancorp	1,700	30
	Sculptor Capital Management Inc. Class A	1,200	30
	BancorpSouth Bank	1,000	28
	Heartland Financial USA Inc.	600	28
	First Community Bankshares Inc.	888	27
	BlackRock Capital Investment Corp.	6,600	26
	Ameriprise Financial Inc.	100	25
	Northfield Bancorp Inc.	1,502	25
	Employers Holdings Inc.	548	23
	Heritage Insurance Holdings Inc.	2,472	21
	Lakeland Bancorp Inc.	1,184	21
	Saratoga Investment Corp.	723	19
*	Elevate Credit Inc.	5,082	18
	TrustCo Bank Corp. NY	480	17
*	PRA Group Inc.	400	15
	HBT Financial Inc.	880	15
	NBT Bancorp Inc.	400	14
	First Financial Corp.	307	13
	Burford Capital Ltd.	1,225	13
	MGIC Investment Corp.	800	11
	Univest Financial Corp.	400	11
	First Financial Northwest Inc.	686	10
	MFA Financial Inc.	2,200	10
	Cathay General Bancorp	200	8
	Columbia Banking System Inc.	200	8
	Safety Insurance Group Inc.	100	8
	Primis Financial Corp.	477	7
	Preferred Bank	100	6
	Tompkins Financial Corp.	74	6
	Willis Towers Watson plc	26	6
*	Ambac Financial Group Inc.	300	5
*	Bancorp Inc.	200	5
	Byline Bancorp Inc.	200	5
*	LendingTree Inc.	25	5
	Loews Corp.	100	5
	Blackstone Group Inc.	50	5
	Amalgamated Financial Corp.	305	5
	Atlantic Union Bankshares Corp.	100	4
	Banc of California Inc.	200	4
	First Bancorp.	100	4
	Luther Burbank Corp.	300	4
	Southside Bancshares Inc.	100	4
	Wintrust Financial Corp.	52	4

		Shares	Market Value ($000)
	Apollo Commercial Real Estate Finance Inc.	198	3
	Assurant Inc.	22	3
	City Holding Co.	45	3
	Curo Group Holdings Corp.	199	3
	Home Bancorp Inc.	76	3
	Nelnet Inc. Class A	38	3
	Stock Yards Bancorp Inc.	55	3
	First Eagle Alternative Capital BDC Inc.	600	3
	Horizon Technology Finance Corp.	200	3
*	ACRES Commercial Realty Corp.	200	3
	Allegiance Bancshares Inc.	60	2
	Arbor Realty Trust Inc.	100	2
	Ares Commercial Real Estate Corp.	111	2
	Associated Banc-Corp.	100	2
	Boston Private Financial Holdings Inc.	101	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
*	Columbia Financial Inc.	100	2
	ConnectOne Bancorp Inc.	82	2
	Financial Institutions Inc.	68	2
	First Busey Corp.	100	2
	Great Ajax Corp.	188	2
	Greenhill & Co. Inc.	110	2
	Home BancShares Inc.	99	2
*	MBIA Inc.	220	2
	Charles Schwab Corp.	22	2
	Trustmark Corp.	66	2
	Umpqua Holdings Corp.	100	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
	Broadmark Realty Capital Inc.	145	2
*	XP Inc. Class A	38	2
	Rocket Cos. Inc. Class A	96	2
	Oxford Square Capital Corp.	352	2
	Annaly Capital Management Inc.	100	1
	ARMOUR Residential REIT Inc.	100	1
	Cadence BanCorp. Class A	32	1
	Commerce Bancshares Inc.	11	1
	FNB Corp.	100	1
	Granite Point Mortgage Trust Inc.	100	1
	Investors Bancorp Inc.	100	1
	Ladder Capital Corp. Class A	100	1
	New Residential Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	OFG Bancorp	58	1
	Old Second Bancorp Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	Republic First Bancorp Inc.	369	1
	United Bankshares Inc.	18	1
	Valley National Bancorp	100	1
	Westwood Holdings Group Inc.	25	1
*	ProSight Global Inc.	100	1
	Premier Financial Corp.	23	1
	Gladstone Investment Corp.	100	1
	PennantPark Investment Corp.	220	1
	BancFirst Corp.	5	—

		Shares	Market Value ($000)
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Invesco Mortgage Capital Inc.	109	—
	Lakeland Financial Corp.	1	—
*	NMI Holdings Inc. Class A	15	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Western Alliance Bancorp	1	—
	AG Mortgage Investment Trust Inc.	38	—
			1,359,718
Health Care (12.5%)
	Johnson & Johnson	1,158,148	190,793
	UnitedHealth Group Inc.	266,781	106,830
	Merck & Co. Inc.	1,352,589	105,191
	Thermo Fisher Scientific Inc.	186,946	94,309
	Pfizer Inc.	1,709,676	66,951
	CVS Health Corp.	767,199	64,015
	Medtronic plc	492,392	61,121
	McKesson Corp.	266,816	51,026
	Anthem Inc.	131,943	50,376
	Cigna Corp.	211,017	50,026
	HCA Healthcare Inc.	239,594	49,534
	Abbott Laboratories	414,506	48,054
	Gilead Sciences Inc.	529,880	36,488
	AbbVie Inc.	316,748	35,678
*	Biogen Inc.	101,785	35,245
*	IQVIA Holdings Inc.	143,931	34,877
	Cardinal Health Inc.	581,238	33,183
*	Laboratory Corp. of America Holdings	114,533	31,594
	Eli Lilly & Co.	126,165	28,957
	Humana Inc.	62,399	27,625
	Zoetis Inc.	142,057	26,474
	Bristol-Myers Squibb Co.	380,183	25,404
	Agilent Technologies Inc.	171,740	25,385
*	Waters Corp.	66,988	23,152
*	Vertex Pharmaceuticals Inc.	114,239	23,034
*	Centene Corp.	294,915	21,508
	Baxter International Inc.	263,089	21,179
	Amgen Inc.	86,535	21,093
*	IDEXX Laboratories Inc.	30,747	19,418
	Cerner Corp.	206,630	16,150
	Zimmer Biomet Holdings Inc.	94,800	15,246
*	DaVita Inc.	117,330	14,130
	Becton Dickinson and Co.	55,780	13,565
*	Regeneron Pharmaceuticals Inc.	21,674	12,106
*	Align Technology Inc.	19,206	11,735
*	Hologic Inc.	167,110	11,150
	AmerisourceBergen Corp. Class A	85,750	9,817
*	Illumina Inc.	20,730	9,810
*	Mettler-Toledo International Inc.	6,610	9,157
	Danaher Corp.	31,769	8,525
*	Edwards Lifesciences Corp.	74,452	7,711
	PerkinElmer Inc.	48,671	7,515
*	Alexion Pharmaceuticals Inc.	39,123	7,187
*	Henry Schein Inc.	80,100	5,943
*	Sage Therapeutics Inc.	96,677	5,492
*	Incyte Corp.	65,203	5,485
	Viatris Inc.	373,290	5,334

		Shares	Market Value ($000)
	DENTSPLY SIRONA Inc.	82,960	5,248
*	ACADIA Pharmaceuticals Inc.	209,900	5,119
	Quest Diagnostics Inc.	38,330	5,058
*	Organon & Co.	144,583	4,375
	Bruker Corp.	45,794	3,479
*	ABIOMED Inc.	10,003	3,122
*	Intuitive Surgical Inc.	2,378	2,187
*	Amedisys Inc.	7,836	1,919
	ResMed Inc.	6,960	1,716
*	Molina Healthcare Inc.	6,300	1,594
*	Allscripts Healthcare Solutions Inc.	85,820	1,588
*	Myriad Genetics Inc.	47,642	1,457
	STERIS plc	6,200	1,279
	Perrigo Co. plc	25,600	1,174
*	Haemonetics Corp.	16,800	1,120
*	Tenet Healthcare Corp.	16,101	1,079
*	DexCom Inc.	2,500	1,067
	Owens & Minor Inc.	24,400	1,033
*	Lexicon Pharmaceuticals Inc.	187,300	860
*,1	Sorrento Therapeutics Inc.	72,000	698
*,1	CEL-SCI Corp.	80,356	697
*	Heron Therapeutics Inc.	39,300	610
	Patterson Cos. Inc.	18,600	565
*	Vir Biotechnology Inc.	11,700	553
*	Neogen Corp.	11,800	543
*	Brookdale Senior Living Inc.	65,600	518
*	WaVe Life Sciences Ltd.	65,931	439
*	Altimmune Inc.	44,074	434
*	Triple-S Management Corp. Class B	17,350	386
*	Syndax Pharmaceuticals Inc.	22,200	381
	Hill-Rom Holdings Inc.	3,200	363
*	Evofem Biosciences Inc.	310,400	351
*	Halozyme Therapeutics Inc.	7,500	341
*	Taro Pharmaceutical Industries Ltd.	4,733	341
*	Dynavax Technologies Corp.	32,100	316
*	Novocure Ltd.	1,400	311
*	Shockwave Medical Inc.	1,597	303
*	Sotera Health Co.	12,114	293
*	Lannett Co. Inc.	62,000	290
*	United Therapeutics Corp.	1,600	287
*,1	Inovio Pharmaceuticals Inc.	30,500	283
*	Pacira BioSciences Inc.	4,500	273
*	Omeros Corp.	17,600	261
*	Ovid therapeutics Inc.	62,300	244
*	Travere Thrapeutics Inc.	14,500	212
*	Moderna Inc.	900	211
*	AcelRx Pharmaceuticals Inc.	148,126	204
	Encompass Health Corp.	2,600	203
*	Ultragenyx Pharmaceutical Inc.	2,100	200
*	QIAGEN NV	3,900	189
*	Amicus Therapeutics Inc.	19,200	185
*	Envista Holdings Corp.	4,100	177
*	Eagle Pharmaceuticals Inc.	3,495	150
*	Gritstone bio Inc.	16,400	150
*	Rubius Therapeutics Inc.	6,100	149
*	Fluidigm Corp.	23,700	146
*	Biohaven Pharmaceutical Holding Co. Ltd.	1,500	146
*	ChemoCentryx Inc.	9,813	131

		Shares	Market Value ($000)
*	Arcturus Therapeutics Holdings Inc.	3,700	125
*	La Jolla Pharmaceutical Co.	29,075	124
*	Tricida Inc.	27,446	119
*	Tivity Health Inc.	3,900	103
*	Exelixis Inc.	5,100	93
*	Humanigen Inc.	5,300	92
*	CareDx Inc.	1,000	91
*	TG Therapeutics Inc.	2,300	89
*	SmileDirectClub Inc.	10,100	88
*	Homology Medicines Inc.	11,400	83
*	Bio-Rad Laboratories Inc. Class A	128	82
*	Fate Therapeutics Inc.	900	78
*	Corbus Pharmaceuticals Holdings Inc.	39,100	72
*	AnaptysBio Inc.	2,700	70
*	Ardelyx Inc.	9,200	70
*	Vanda Pharmaceuticals Inc.	2,607	56
*	Evolus Inc.	3,865	49
*	Recro Pharma Inc.	20,287	47
*	Natera Inc.	400	45
*	AngioDynamics Inc.	1,538	42
*	Atara Biotherapeutics Inc.	2,600	40
*	LHC Group Inc.	200	40
*	Arcus Biosciences Inc.	1,396	38
*	Avanos Medical Inc.	1,000	36
*	Radius Health Inc.	2,000	36
*	Corcept Therapeutics Inc.	1,400	31
*	Vocera Communications Inc.	700	28
*	Aytu BioPharma Inc.	5,600	28
*	PTC Therapeutics Inc.	500	21
*	Assertio Holdings Inc.	13,500	21
*	10X Genomics Inc. Class A	100	20
*	Odonate Therapeutics Inc.	5,399	19
*	Accuray Inc.	3,800	17
*	Innoviva Inc.	1,300	17
*	Catalyst Pharmaceuticals Inc.	2,500	14
*	Retractable Technologies Inc.	1,148	13
*	Ortho Clinical Diagnostics Holdings plc Class H	596	13
*	Apria Inc.	400	11
*	Infinity Pharmaceuticals Inc.	3,500	10
*	ICON plc	47	10
*	Cronos Group Inc.	1,200	10
*	Aclaris Therapeutics Inc.	500	9
*	Community Health Systems Inc.	600	9
*	Viemed Healthcare Inc.	1,300	9
*	EyePoint Pharmaceuticals Inc.	1,000	9
*	Repligen Corp.	39	8
*	Minerva Neurosciences Inc.	3,100	7
*	Orgenesis Inc.	1,409	7
*	MiMedx Group Inc.	600	7
*	Exact Sciences Corp.	45	6
*	Medpace Holdings Inc.	32	6
*	Alnylam Pharmaceuticals Inc.	29	5
*	GlycoMimetics Inc.	2,200	5
*	Hanger Inc.	200	5
*	Surmodics Inc.	98	5
*	Varex Imaging Corp.	181	5
*	CorVel Corp.	30	4
*	Penumbra Inc.	13	4

		Shares	Market Value ($000)
*	REGENXBIO Inc.	100	4
*	AtriCure Inc.	35	3
*	BioMarin Pharmaceutical Inc.	31	3
*	Constellation Pharmaceuticals Inc.	84	3
*	Tandem Diabetes Care Inc.	26	3
*	Zogenix Inc.	168	3
*	CRISPR Therapeutics AG	16	3
*	Liquidia Corp.	1,000	3
*	Accelerate Diagnostics Inc.	300	2
*	Agenus Inc.	300	2
*	Akebia Therapeutics Inc.	498	2
*	BioCryst Pharmaceuticals Inc.	100	2
*	Cerus Corp.	300	2
*	Concert Pharmaceuticals Inc.	391	2
*	Cross Country Healthcare Inc.	100	2
*	Cutera Inc.	32	2
*	Cymabay Therapeutics Inc.	376	2
*	Enzo Biochem Inc.	500	2
*	FONAR Corp.	100	2
*	Integer Holdings Corp.	24	2
*	Intersect ENT Inc.	100	2
*	Invacare Corp.	200	2
*	Kindred Biosciences Inc.	200	2
	LeMaitre Vascular Inc.	27	2
*	Nektar Therapeutics Class A	100	2
*	NextGen Healthcare Inc.	118	2
*	Optinose Inc.	600	2
*	Pacific Biosciences of California Inc.	70	2
	Phibro Animal Health Corp. Class A	82	2
*	Selecta Biosciences Inc.	400	2
*	Sientra Inc.	206	2
*	Xeris Pharmaceuticals Inc.	600	2
*	iCAD Inc.	100	2
*	NextCure Inc.	200	2
*	Pulse Biosciences Inc.	100	2
*	MeiraGTx Holdings plc	100	2
*	Pieris Pharmaceuticals Inc.	400	2
*	PDS Biotechnology Corp.	165	2
*	Immunovant Inc.	180	2
*	Marinus Pharmaceuticals Inc.	125	2
*	Compugen Ltd.	193	2
*	Abeona Therapeutics Inc.	700	1
*	Aeglea BioTherapeutics Inc.	100	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Athenex Inc.	173	1
*	BioDelivery Sciences International Inc.	400	1
*	Boston Scientific Corp.	22	1
*	Calithera Biosciences Inc.	300	1
*	Cara Therapeutics Inc.	90	1
*	Change Healthcare Inc.	57	1
*	Chimerix Inc.	100	1
*	Clovis Oncology Inc.	100	1
*	CytomX Therapeutics Inc.	200	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	Flexion Therapeutics Inc.	100	1
*	ImmunoGen Inc.	194	1
*	IVERIC bio Inc.	200	1
*	Jounce Therapeutics Inc.	100	1

		Shares	Market Value ($000)
*	Karyopharm Therapeutics Inc.	100	1
*	Kura Oncology Inc.	33	1
*	MannKind Corp.	100	1
*	MediciNova Inc.	200	1
*	Meridian Bioscience Inc.	50	1
*	Mersana Therapeutics Inc.	100	1
*	Natus Medical Inc.	30	1
*	OraSure Technologies Inc.	100	1
*	Paratek Pharmaceuticals Inc.	100	1
*	Puma Biotechnology Inc.	100	1
*	Sangamo Therapeutics Inc.	100	1
*	Sesen Bio Inc.	300	1
*	Spectrum Pharmaceuticals Inc.	400	1
*	Syros Pharmaceuticals Inc.	100	1
*	Tactile Systems Technology Inc.	14	1
*	vTv Therapeutics Inc. Class A	406	1
*	Voyager Therapeutics Inc.	200	1
*	Tyme Technologies Inc.	600	1
*	Aquestive Therapeutics Inc.	181	1
*	Affimed NV	100	1
*	Bellicum Pharmaceuticals Inc.	175	1
*	Precigen Inc.	200	1
*	Quotient Ltd.	200	1
*	Strongbridge Biopharma plc	335	1
*	Genocea Biosciences Inc.	300	1
*	IMARA Inc.	160	1
*	Aptinyx Inc. Class A	200	1
*	Aurinia Pharmaceuticals Inc.	100	1
*	Chinook Therapeutics Inc.	67	1
*	Xenon Pharmaceuticals Inc.	62	1
*	ProQR Therapeutics NV	205	1
*	Adverum Biotechnologies Inc.	100	—
*	Assembly Biosciences Inc.	80	—
*	CTI BioPharma Corp.	200	—
*	Calyxt Inc.	41	—
*	Coherus Biosciences Inc.	38	—
	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	ElectroCore Inc.	386	—
*	Fortress Biotech Inc.	100	—
*	Galectin Therapeutics Inc.	100	—
*	Insmed Inc.	6	—
*	PolarityTE Inc.	283	—
*	Rockwell Medical Inc.	436	—
	Select Medical Holdings Corp.	4	—
*	Seres Therapeutics Inc.	22	—
*	Arbutus Biopharma Corp.	100	—
*	Baudax Bio Inc.	4	—
*	Five Star Senior Living Inc.	6	—
*	VBI Vaccines Inc.	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—
*	VYNE Therapeutics Inc.	84	—
			1,643,926
Industrials (8.1%)
	United Parcel Service Inc. Class B	437,244	90,934
	Lockheed Martin Corp.	161,918	61,262
	Illinois Tool Works Inc.	267,248	59,746

		Shares	Market Value ($000)
	Union Pacific Corp.	259,151	56,995
	3M Co.	245,382	48,740
	FedEx Corp.	130,779	39,015
	Republic Services Inc. Class A	352,923	38,825
	Otis Worldwide Corp.	474,666	38,813
	Trane Technologies plc	209,728	38,619
	Deere & Co.	105,963	37,374
	Northrop Grumman Corp.	88,583	32,194
	Dover Corp.	208,950	31,468
	WW Grainger Inc.	63,550	27,835
	Masco Corp.	467,315	27,530
	Cummins Inc.	107,097	26,111
	Caterpillar Inc.	119,242	25,951
	Carrier Global Corp.	514,262	24,993
	Norfolk Southern Corp.	72,907	19,350
	Allegion plc	138,407	19,280
	AMETEK Inc.	135,200	18,049
	Johnson Controls International plc	253,814	17,419
*	Boeing Co.	68,100	16,314
	Old Dominion Freight Line Inc.	63,988	16,240
*	United Rentals Inc.	46,883	14,956
	Parker-Hannifin Corp.	48,229	14,812
	PACCAR Inc.	161,684	14,430
	Nielsen Holdings plc	562,024	13,865
	Raytheon Technologies Corp.	130,366	11,122
	Expeditors International of Washington Inc.	86,796	10,988
	A O Smith Corp.	152,184	10,966
	L3Harris Technologies Inc.	48,822	10,553
	JB Hunt Transport Services Inc.	62,010	10,105
*	Delta Air Lines Inc.	231,400	10,010
	General Electric Co.	657,800	8,854
	Emerson Electric Co.	84,244	8,108
	Fastenal Co.	148,500	7,722
	Jacobs Engineering Group Inc.	54,230	7,235
*	American Airlines Group Inc.	316,859	6,721
	Honeywell International Inc.	28,756	6,308
	CH Robinson Worldwide Inc.	66,501	6,229
	Robert Half International Inc.	66,831	5,946
	Fortune Brands Home & Security Inc.	49,214	4,902
*	Plug Power Inc.	139,300	4,763
	Rockwell Automation Inc.	12,858	3,678
	Allison Transmission Holdings Inc.	88,400	3,513
*	Alaska Air Group Inc.	57,310	3,456
*	CACI International Inc. Class A	12,600	3,214
	Knight-Swift Transportation Holdings Inc.	67,800	3,082
	nVent Electric plc	97,900	3,058
	Huntington Ingalls Industries Inc.	13,100	2,761
	Equifax Inc.	9,830	2,354
	Rollins Inc.	63,670	2,178
	Fortive Corp.	29,688	2,070
	General Dynamics Corp.	10,672	2,009
	Stanley Black & Decker Inc.	9,600	1,968
*	Howmet Aerospace Inc.	51,366	1,771
	Waste Connections Inc. (XTSE)	11,100	1,326
	Acuity Brands Inc.	6,500	1,216
*	IAA Inc.	19,100	1,042
	Leidos Holdings Inc.	10,150	1,026
	IHS Markit Ltd.	8,400	946

		Shares	Market Value ($000)
*	Copart Inc.	6,784	894
	Werner Enterprises Inc.	19,500	868
	Westinghouse Air Brake Technologies Corp.	10,400	856
	Quanta Services Inc.	9,200	833
*	MasTec Inc.	7,100	753
*	Resideo Technologies Inc.	24,200	726
	MSA Safety Inc.	4,195	695
	ArcBest Corp.	10,499	611
*	TuSimple Holdings Inc. Class A	8,400	598
	TransUnion	5,400	593
	CNH Industrial NV	33,000	552
*	Lyft Inc. Class A	8,400	508
*	Great Lakes Dredge & Dock Corp.	34,321	501
*	Upwork Inc.	8,600	501
	Pitney Bowes Inc.	54,800	481
*	TransDigm Group Inc.	707	458
	Nordson Corp.	1,800	395
	Lindsay Corp.	2,200	364
	KBR Inc.	8,378	320
*	Uber Technologies Inc.	6,100	306
	Oshkosh Corp.	2,400	299
*	Mercury Systems Inc.	4,200	278
	Moog Inc. Class A	3,281	276
	Donaldson Co. Inc.	3,900	248
	Healthcare Services Group Inc.	7,700	243
*	Manitowoc Co. Inc.	9,700	238
*	Fluor Corp.	12,700	225
*	Hexcel Corp.	3,400	212
*	KAR Auction Services Inc.	11,600	204
	ManTech International Corp. Class A	2,271	197
	Owens Corning	1,874	183
*	Beacon Roofing Supply Inc.	3,200	170
	Maxar Technologies Inc.	3,900	156
	Graco Inc.	1,800	136
*	FTI Consulting Inc.	911	124
*	Atlas Air Worldwide Holdings Inc.	1,800	123
*	Tutor Perini Corp.	8,681	120
	CSX Corp.	3,300	106
	Ritchie Bros Auctioneers Inc.	1,700	101
	Steelcase Inc. Class A	6,400	97
*	American Superconductor Corp.	5,500	96
*	AECOM	1,500	95
*	Astronics Corp.	5,300	93
	Snap-on Inc.	400	89
	Watsco Inc.	300	86
*	JELD-WEN Holding Inc.	3,200	84
	Rush Enterprises Inc. Class A	1,900	82
*	Avis Budget Group Inc.	1,000	78
	Arcosa Inc.	1,300	76
*	American Woodmark Corp.	761	62
	Barnes Group Inc.	1,201	62
*	Yellow Corp.	8,500	55
	Matthews International Corp. Class A	1,400	50
*	Stericycle Inc.	700	50
*	Quad/Graphics Inc.	11,041	46
	REV Group Inc.	2,900	45
	Greenbrier Cos. Inc.	1,000	44
*	Northwest Pipe Co.	1,502	42

		Shares	Market Value ($000)
*	AAR Corp.	1,000	39
	Curtiss-Wright Corp.	300	36
	Schneider National Inc. Class B	1,600	35
*,2	API Group Corp.	1,700	35
	Herman Miller Inc.	603	28
	EnPro Industries Inc.	282	27
	ManpowerGroup Inc.	200	24
	Heartland Express Inc.	1,300	22
*	Meritor Inc.	800	19
	Knoll Inc.	600	16
	Omega Flex Inc.	100	15
*	BrightView Holdings Inc.	637	10
	Cintas Corp.	24	9
*	TrueBlue Inc.	300	8
*	Franklin Covey Co.	200	6
*	Kratos Defense & Security Solutions Inc.	200	6
*	Cornerstone Building Brands Inc.	198	4
*	L B Foster Co. Class A	194	4
	HNI Corp.	100	4
*	Gates Industrial Corp. plc	200	4
*	CBIZ Inc.	91	3
	Macquarie Infrastructure Corp.	86	3
*	Middleby Corp.	20	3
	Tetra Tech Inc.	23	3
	AZZ Inc.	41	2
	Aerojet Rocketdyne Holdings Inc.	38	2
*	Babcock & Wilcox Enterprises Inc.	200	2
	Brady Corp. Class A	38	2
*	CECO Environmental Corp.	225	2
*	DXP Enterprises Inc.	57	2
	Ennis Inc.	100	2
*	Evoqua Water Technologies Corp.	63	2
*	Forrester Research Inc.	40	2
*	Hawaiian Holdings Inc.	76	2
	Interface Inc. Class A	100	2
*	Kelly Services Inc. Class A	84	2
	Kimball International Inc. Class B	132	2
	Marten Transport Ltd.	150	2
*	Matrix Service Co.	192	2
*	Radiant Logistics Inc.	282	2
	Resources Connection Inc.	112	2
*	Titan Machinery Inc.	66	2
*	USA Truck Inc.	124	2
	Universal Logistics Holdings Inc.	86	2
	Wabash National Corp.	100	2
*	WESCO International Inc.	23	2
	Luxfer Holdings plc	94	2
	ACCO Brands Corp.	204	2
*	FuelCell Energy Inc.	200	2
	ARC Document Solutions Inc.	857	2
	Canadian Pacific Railway Ltd.	30	2
	Atlas Corp.	111	2
*	CoreCivic Inc.	99	1
	GrafTech International Ltd.	59	1
*	MRC Global Inc.	147	1
*	Masonite International Corp.	6	1
*	Mistras Group Inc.	100	1
*	NOW Inc.	146	1

		Shares	Market Value ($000)
*	Orion Group Holdings Inc.	200	1
*	Titan International Inc.	100	1
	Caesarstone Ltd.	62	1
*	Corp. America Airports SA	200	1
*	Westport Fuel Systems Inc.	100	1
*	Armstrong Flooring Inc.	25	—
*	Covenant Logistics Group Inc. Class A	14	—
*	Energous Corp.	142	—
	Rexnord Corp.	3	—
*	Southwest Airlines Co.	8	—
	Shyft Group Inc.	1	—
	Eneti Inc.	2	—
			1,059,534
Information Technology (27.0%)
	Apple Inc.	5,938,516	813,339
	Microsoft Corp.	2,750,047	744,988
	NVIDIA Corp.	188,520	150,835
	QUALCOMM Inc.	911,122	130,227
*	Adobe Inc.	190,879	111,786
	Mastercard Inc. Class A	273,688	99,921
	Accenture plc Class A	333,487	98,309
	Intel Corp.	1,728,230	97,023
	Cisco Systems Inc.	1,481,629	78,526
	Visa Inc. Class A	332,897	77,838
	Texas Instruments Inc.	404,244	77,736
	International Business Machines Corp.	434,440	63,685
	HP Inc.	2,017,300	60,902
	Lam Research Corp.	82,287	53,544
*	PayPal Holdings Inc.	180,366	52,573
*	salesforce.com Inc.	189,187	46,213
*	Advanced Micro Devices Inc.	489,867	46,013
	Applied Materials Inc.	309,847	44,122
*	Autodesk Inc.	150,172	43,835
*	Fortinet Inc.	156,467	37,269
*	Qorvo Inc.	179,253	35,071
*	Gartner Inc.	136,312	33,015
	Oracle Corp.	379,941	29,575
*	Cadence Design Systems Inc.	214,327	29,324
*	VeriSign Inc.	122,760	27,951
*	Synopsys Inc.	100,269	27,653
	Cognizant Technology Solutions Corp. Class A	393,744	27,271
*	ServiceNow Inc.	43,670	23,999
*	Western Digital Corp.	332,811	23,686
*	Micron Technology Inc.	236,993	20,140
	Skyworks Solutions Inc.	103,290	19,806
	CDW Corp.	110,683	19,331
	Motorola Solutions Inc.	87,735	19,025
	Broadcom Inc.	34,739	16,565
	NetApp Inc.	199,107	16,291
	Vontier Corp.	492,100	16,033
	Western Union Co.	682,020	15,666
	KLA Corp.	47,799	15,497
*	DXC Technology Co.	397,442	15,476
	Global Payments Inc.	81,820	15,345
	Fidelity National Information Services Inc.	104,200	14,762
	Teradyne Inc.	101,800	13,637
	Maxim Integrated Products Inc.	127,840	13,469
	Intuit Inc.	22,293	10,927

		Shares	Market Value ($000)
*	Arista Networks Inc.	24,636	8,926
	Jack Henry & Associates Inc.	53,788	8,795
	Xilinx Inc.	52,100	7,536
*	Zoom Video Communications Inc. Class A	19,300	7,470
	NortonLifeLock Inc.	209,863	5,712
	Citrix Systems Inc.	41,300	4,843
*	Square Inc. Class A	19,300	4,705
*	Keysight Technologies Inc.	30,200	4,663
*	StoneCo. Ltd. Class A	67,700	4,540
*	Crowdstrike Holdings Inc. Class A	18,000	4,524
	Microchip Technology Inc.	26,155	3,916
	Xerox Holdings Corp.	142,700	3,352
*	Enphase Energy Inc.	13,942	2,560
*	Tyler Technologies Inc.	5,380	2,434
	InterDigital Inc.	31,700	2,315
	Juniper Networks Inc.	84,251	2,304
*	FleetCor Technologies Inc.	8,000	2,048
*	F5 Networks Inc.	10,200	1,904
*	Paycom Software Inc.	4,200	1,527
*	Tower Semiconductor Ltd.	49,600	1,460
*	Workiva Inc. Class A	12,800	1,425
	Cognex Corp.	16,600	1,395
*	Rambus Inc.	54,800	1,299
*	3D Systems Corp.	30,800	1,231
	Broadridge Financial Solutions Inc.	7,300	1,179
*	SunPower Corp.	39,200	1,145
	Monolithic Power Systems Inc.	2,895	1,081
*	Synaptics Inc.	6,600	1,027
*	FireEye Inc.	44,900	908
*	Trimble Inc.	10,895	892
*	Black Knight Inc.	10,600	827
	Analog Devices Inc.	4,740	816
	Kulicke & Soffa Industries Inc.	12,200	747
	Logitech International SA (Registered)	5,400	653
*	Cirrus Logic Inc.	6,000	511
*	TTM Technologies Inc.	35,200	503
*	Semtech Corp.	7,000	482
*	Unisys Corp.	17,600	445
*	Ambarella Inc.	4,000	427
*	Lumentum Holdings Inc.	5,000	410
	Avnet Inc.	9,300	373
	Vishay Intertechnology Inc.	14,900	336
	SS&C Technologies Holdings Inc.	4,400	317
*	Silicon Laboratories Inc.	2,000	306
*	Ciena Corp.	4,500	256
	SYNNEX Corp.	1,975	240
*	ANSYS Inc.	600	208
*	Momentive Global Inc.	9,600	202
*	Pure Storage Inc. Class A	10,190	199
*	FormFactor Inc.	4,700	171
*	New Relic Inc.	2,100	141
*	SolarWinds Corp.	7,100	120
*	Cerence Inc.	1,000	107
*	Conduent Inc.	13,100	98
	Bentley Systems Inc. Class B	1,500	97
	Hollysys Automation Technologies Ltd.	6,000	89
*	Akamai Technologies Inc.	718	84
	Hackett Group Inc.	3,400	61

		Shares	Market Value ($000)
*	Bottomline Technologies DE Inc.	1,474	55
	National Instruments Corp.	1,300	55
*	Extreme Networks Inc.	4,800	54
*	Stratasys Ltd.	2,100	54
	Sapiens International Corp. NV	2,000	53
*	Photronics Inc.	3,700	49
*	Arrow Electronics Inc.	400	46
*	Celestica Inc.	5,600	44
	Brooks Automation Inc.	400	38
*	Inseego Corp.	3,800	38
*	Veeco Instruments Inc.	1,000	24
*	Digimarc Corp.	700	23
*	Digi International Inc.	1,000	20
*	DSP Group Inc.	1,301	19
*	Sanmina Corp.	500	19
*	Tenable Holdings Inc.	448	19
	Ebix Inc.	500	17
	Ituran Location and Control Ltd.	600	16
*	Daktronics Inc.	2,096	14
*	LiveRamp Holdings Inc.	300	14
*	Diebold Nixdorf Inc.	1,000	13
*	NetScout Systems Inc.	416	12
	NVE Corp.	149	11
*	PDF Solutions Inc.	600	11
*	Alkami Technology Inc.	303	11
*	Blackline Inc.	79	9
*	IEC Electronics Corp.	838	9
*	GreenSky Inc. Class A	1,400	8
*	Perficient Inc.	100	8
*	SMART Global Holdings Inc.	173	8
	QAD Inc. Class A	75	7
*	Park City Group Inc.	1,200	7
*	Bill.Com Holdings Inc.	39	7
*	Euronet Worldwide Inc.	45	6
	Amdocs Ltd.	82	6
*	Zendesk Inc.	32	5
*	Knowles Corp.	186	4
	ADTRAN Inc.	157	3
*	Digital Turbine Inc.	40	3
*	8x8 Inc.	100	3
*	ePlus Inc.	37	3
*	Impinj Inc.	50	3
*	Mitek Systems Inc.	137	3
*	Model N Inc.	94	3
*	ScanSource Inc.	100	3
*	Turtle Beach Corp.	100	3
	American Software Inc. Class A	100	2
*	Applied Optoelectronics Inc.	200	2
	Benchmark Electronics Inc.	55	2
*	Cornerstone OnDemand Inc.	37	2
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Harmonic Inc.	200	2
*	Infinera Corp.	190	2
	Switch Inc. Class A	74	2
*	Verra Mobility Corp. Class A	100	2
*	Viavi Solutions Inc.	100	2
*	Zuora Inc. Class A	100	2

		Shares	Market Value ($000)
*	Flex Ltd.	100	2
*	Net 1 UEPS Technologies Inc.	372	2
*	Paysafe Ltd.	197	2
*	Arlo Technologies Inc.	200	1
*	Asure Software Inc.	75	1
*	Benefitfocus Inc.	100	1
*	CalAmp Corp.	100	1
*	Casa Systems Inc.	100	1
*	Ceridian HCM Holding Inc.	8	1
*	Comm Scope Holding Co. Inc.	55	1
*	Iteris Inc.	151	1
*	Kopin Corp.	114	1
*	NeoPhotonics Corp.	100	1
*	Ribbon Communications Inc.	100	1
*	Smartsheet Inc. Class A	14	1
*	ViaSat Inc.	26	1
*	Vonage Holdings Corp.	100	1
*	Zix Corp.	100	1
*	Tufin Software Technologies Ltd.	105	1
*	A10 Networks Inc.	26	—
*	Axcelis Technologies Inc.	10	—
*	Calix Inc.	9	—
*	Eastman Kodak Co.	29	—
*	Immersion Corp.	2	—
*	VirnetX Holding Corp.	100	—
*	Vishay Precision Group Inc.	2	—
*	Yext Inc.	7	—
*	Ideanomics Inc.	100	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
			3,535,427
Materials (2.4%)
	Dow Inc.	837,971	53,027
	Nucor Corp.	328,046	31,469
	Linde plc	102,741	29,702
	Sherwin-Williams Co.	107,307	29,236
	Sealed Air Corp.	411,241	24,366
	CF Industries Holdings Inc.	448,764	23,089
	Avery Dennison Corp.	94,436	19,854
	LyondellBasell Industries NV Class A	166,615	17,140
	Freeport-McMoRan Inc.	304,746	11,309
	DuPont de Nemours Inc.	130,044	10,067
	FMC Corp.	89,740	9,710
	Amcor plc	630,890	7,230
	Steel Dynamics Inc.	108,500	6,467
	Mosaic Co.	195,054	6,224
	Corteva Inc.	129,700	5,752
	International Paper Co.	80,600	4,942
	Ecolab Inc.	23,500	4,840
	Barrick Gold Corp. (XTSE)	221,500	4,581
	Huntsman Corp.	137,000	3,633
	Ball Corp.	35,403	2,868
	Commercial Metals Co.	71,700	2,203
	Newmont Corp.	34,660	2,197
	Celanese Corp. Class A	13,475	2,043
	Reliance Steel & Aluminum Co.	12,800	1,932
	Louisiana-Pacific Corp.	26,700	1,610
	Vulcan Materials Co.	8,100	1,410

		Shares	Market Value ($000)
	Westlake Chemical Corp.	10,400	937
*	Allegheny Technologies Inc.	42,000	876
*	Ingevity Corp.	7,700	626
	Valvoline Inc.	19,300	626
*	Arconic Corp.	10,100	360
	Yamana Gold Inc.	66,500	281
	Warrior Met Coal Inc.	12,600	217
	Agnico Eagle Mines Ltd.	2,700	163
	Sonoco Products Co.	1,800	120
	W R Grace & Co.	1,500	104
	Alamos Gold Inc. Class A	12,300	94
*	LSB Industries Inc.	5,300	32
	Neenah Inc.	500	25
	Resolute Forest Products Inc.	1,900	23
	Kinross Gold Corp.	3,683	23
	Myers Industries Inc.	771	16
	Schnitzer Steel Industries Inc. Class A	300	15
	Glatfelter Corp.	1,000	14
*	Ferroglobe plc	2,300	14
	Carpenter Technology Corp.	300	12
*	Pretium Resources Inc.	1,000	10
	Avient Corp.	100	5
	Southern Copper Corp.	63	4
	Verso Corp. Class A	199	4
	Haynes International Inc.	95	3
	Innospec Inc.	35	3
	Mercer International Inc.	200	3
	Chemours Co.	44	2
	Graphic Packaging Holding Co.	100	2
	PQ Group Holdings Inc.	130	2
*	Ryerson Holding Corp.	137	2
*	O-I Glass Inc.	100	2
*	Intrepid Potash Inc.	50	2
	First Majestic Silver Corp.	100	2
	ICL Group Ltd.	227	2
*	Advanced Emissions Solutions Inc.	191	1
*	Flotek Industries Inc.	653	1
	Hecla Mining Co.	200	1
	SunCoke Energy Inc.	200	1
	Tredegar Corp.	100	1
	Tronox Holdings plc Class A	42	1
	Osisko Gold Royalties Ltd.	100	1
*	Novagold Resources Inc.	100	1
*	Orion Engineered Carbons SA	80	1
*	Equinox Gold Corp.	200	1
*	Gold Standard Ventures Corp.	1,776	1
	Nexa Resources SA	116	1
*	Cleveland-Cliffs Inc.	20	—
*	IAMGOLD Corp.	100	—
			321,539
Other (0.2%)
	SPDR S&P 500 ETF Trust	50,300	21,532
*,3	Alder Biopharmaceuticals CVR Exp.12/31/21	200	—
*,3	Aduro Biotech Inc.	67	—
*,3	Contra Pfenex Inc.	200	—
*,3	Stemline Therapeutics Inc.	200	—
*,3	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—

		Shares	Market Value ($000)
*,3	Ferroglobe Unit	48,731	—
			21,532
Real Estate (2.1%)
	Regency Centers Corp.	586,966	37,607
	Weyerhaeuser Co.	945,703	32,551
	American Tower Corp.	105,200	28,419
	Simon Property Group Inc.	184,662	24,095
	Iron Mountain Inc.	550,128	23,281
	Crown Castle International Corp.	97,800	19,081
	Kimco Realty Corp.	754,850	15,739
	Ventas Inc.	266,623	15,224
	Extra Space Storage Inc.	79,481	13,021
	Realty Income Corp.	122,759	8,193
	Public Storage	27,112	8,152
	Apartment Income REIT Corp.	135,100	6,408
	Federal Realty Investment Trust	43,623	5,111
	Healthpeak Properties Inc.	136,300	4,537
	SL Green Realty Corp.	47,602	3,808
	Welltower Inc.	44,600	3,706
	SBA Communications Corp. Class A	11,000	3,506
	VICI Properties Inc.	103,100	3,198
	Duke Realty Corp.	67,000	3,172
	Vornado Realty Trust	67,976	3,172
	Omega Healthcare Investors Inc.	42,900	1,557
*	Host Hotels & Resorts Inc.	85,537	1,462
	MGM Growth Properties LLC Class A	33,094	1,212
	VEREIT Inc.	20,200	928
	American Homes 4 Rent Class A	18,100	703
*	Digitalbridge Group Inc.	64,400	509
	National Retail Properties Inc.	10,000	469
*	Park Hotels & Resorts Inc.	18,000	371
	Sabra Health Care REIT Inc.	14,600	266
	Service Properties Trust	20,600	260
	CareTrust REIT Inc.	9,603	223
*	Hersha Hospitality Trust Class A	17,700	190
*	Realogy Holdings Corp.	9,900	180
	Weingarten Realty Investors	5,400	173
	Spirit Realty Capital Inc.	2,500	120
	First Industrial Realty Trust Inc.	1,680	88
	Lexington Realty Trust	6,500	78
	New Senior Investment Group Inc.	7,600	67
	PotlatchDeltic Corp.	1,200	64
	Diversified Healthcare Trust	15,100	63
	Prologis Inc.	500	60
	Innovative Industrial Properties Inc.	300	57
	iStar Inc.	2,054	43
	Broadstone Net Lease Inc.	1,700	40
	CIM Commercial Trust Corp.	4,403	39
	Physicians Realty Trust	1,700	31
*,1	Washington Prime Group Inc.	14,000	30
	Gladstone Commercial Corp.	1,273	29
*	EPR Properties	498	26
	Equity LifeStyle Properties Inc.	300	22
*	Chatham Lodging Trust	1,171	15
	Armada Hoffler Properties Inc.	1,000	13
	Corporate Office Properties Trust	400	11
	Uniti Group Inc.	1,000	11
	Equity Commonwealth	400	10

		Shares	Market Value ($000)
	UDR Inc.	100	5
	Sun Communities Inc.	23	4
	Urstadt Biddle Properties Inc. Class A	199	4
*	Altisource Portfolio Solutions SA	400	4
	Urban Edge Properties	171	3
	Acadia Realty Trust	98	2
*	Alexander & Baldwin Inc.	100	2
*	CBRE Group Inc. Class A	26	2
	City Office REIT Inc.	195	2
	CorEnergy Infrastructure Trust Inc.	274	2
*	CorePoint Lodging Inc.	189	2
*	DiamondRock Hospitality Co.	160	2
	Getty Realty Corp.	56	2
	Monmouth Real Estate Investment Corp.	100	2
	National Storage Affiliates Trust	49	2
	RLJ Lodging Trust	100	2
	RMR Group Inc. Class A	40	2
	Retail Opportunity Investments Corp.	100	2
	Retail Value Inc.	70	2
	SITE Centers Corp.	100	2
*	Cushman & Wakefield plc	100	2
	Brandywine Realty Trust	100	1
	Empire State Realty Trust Inc. Class A	100	1
	GEO Group Inc.	200	1
	Newmark Group Inc. Class A	100	1
	Plymouth Industrial REIT Inc.	46	1
	Retail Properties of America Inc. Class A	100	1
*	Summit Hotel Properties Inc.	158	1
*	Sunstone Hotel Investors Inc.	100	1
*	Ashford Hospitality Trust Inc.	280	1
	Hudson Pacific Properties Inc.	6	—
*	Outfront Media Inc.	2	—
	Apartment Investment and Management Co. Class A	18	—
			271,462
Utilities (1.8%)
	Dominion Energy Inc.	784,358	57,705
	Evergy Inc.	552,741	33,402
	AES Corp.	1,007,628	26,269
	Entergy Corp.	217,810	21,716
	CenterPoint Energy Inc.	738,336	18,104
	FirstEnergy Corp.	458,230	17,051
	NRG Energy Inc.	385,960	15,554
	Sempra Energy	87,604	11,606
	CMS Energy Corp.	139,213	8,225
	Exelon Corp.	172,754	7,655
	PPL Corp.	206,398	5,773
	Duke Energy Corp.	40,700	4,018
	American Electric Power Co. Inc.	38,520	3,258
	NiSource Inc.	96,160	2,356
	DTE Energy Co.	15,817	2,050
	Alliant Energy Corp.	33,880	1,889
	Edison International	31,700	1,833
	IDACORP Inc.	9,300	907
	Avangrid Inc.	12,300	632
	WEC Energy Group Inc.	5,300	471
	Southern Co.	2,100	127
	Brookfield Renewable Corp. Class A	1,800	75
	MDU Resources Group Inc.	57	2

		Shares	Market Value ($000)
	Spark Energy Inc. Class A	162	2
			240,680
Total Common Stocks (Cost $7,910,124)			12,746,542
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.056%	3,354,410	335,441
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	U.S. Treasury Bill, 0.020%, 8/26/21	800	800
Total Temporary Cash Investments (Cost $336,134)			336,241
Total Investments (99.9%) (Cost $8,246,258)			13,082,783
Other Assets and Liabilities—Net (0.1%)			9,523
Net Assets (100%)			13,092,306
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,207,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $35,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,652,000 was received for securities on loan.
6	Securities with a value of $449,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	1,576	337,942	3,646
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,746,542	—	—	12,746,542
Temporary Cash Investments	335,441	800	—	336,241
Total	13,081,983	800	—	13,082,783
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,646	—	—	3,646
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.